UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4520

WADDELL & REED ADVISORS GLOBAL BOND FUND, INC.

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Address of Principal Executive Office) (Zip Code)

Kristen A. Richards, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2004 to June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to Section 30 of the Investment Company Act of 1940 and Rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

WADDELL & REED ADVISORS GLOBAL BOND FUND, INC.

Proxy Voting Record

COMPANHIA VALE DO RIO DOCE		RIO	Special Meeting Date: 08/18/2004
Issuer: 204412209	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

I	APPROVE STOCK SPLIT	Management	For	For
II	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
III	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For

CITIGROUP GLOBAL MARKETS DEUTSCHLAND AG & CO.KGAA, FRANKFURT			EGM Meeting Date: 09/24/2004
Issuer: X9261YAC8	ISIN: XS0148404279	BLOCKING
SEDOL: 7371356

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

E.1	MANAGEMENT PROPOSAL	Management	Take No Action	*Management Position Unknown

CITIGROUP GLOBAL MARKETS DEUTSCHLAND AG & CO.KGAA, FRANKFURT			EGM Meeting Date: 10/08/2004
Issuer: X9261YAC8	ISIN: XS0148404279	BLOCKING
SEDOL: 7371356

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

*	ADP NONVOTING PROPOSAL NOTE	Non-Voting		*Management Position Unknown
E.1	MANAGEMENT PROPOSAL	Management	Take No Action	*Management Position Unknown
*	ADP NONVOTING PROPOSAL NOTE	Non-Voting		*Management Position Unknown

BHP BILLITON LTD			AGM Meeting Date: 10/22/2004
Issuer: Q1498M100	ISIN: AU000000BHP4
SEDOL: 0144403, 0144414, 5709506, 6144690, 6144764, 6146760, B02KCV2

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

1.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
2.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
3.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
4.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
5.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
6.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
7.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
8.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
9.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
10.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
11.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
12.	MANAGEMENT PROPOSAL	Management	Against	*Management Position Unknown
S.13	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
S.14	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
15.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
16.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
17.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
18.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
19.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
*	ADP NONVOTING PROPOSAL NOTE	Non-Voting		*Management Position Unknown

RIO TINTO PLC			AGM Meeting Date: 04/14/2005
Issuer: G75754104	ISIN: GB0007188757
SEDOL: 0718875, 4718699, 5725676, 6720595

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

1.	MANAGEMENT PROPOSAL	Management	Against	*Management Position Unknown
S.2	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
S.3	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
S.4	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
S.5	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
S.6	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
7.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
8.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
9.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
10.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
11.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
12.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
13.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
14.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown

COMPANHIA VALE DO RIO DOCE		RIO	Annual Meeting Date: 04/27/2005
Issuer: 204412209	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

OA	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
OB	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
OC	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
OD	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
OE	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
EA	MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL	Management	For	For
EB	DIVIDEND	Management	For	For

CEMEX, S.A. DE C.V.		CX	Annual Meeting Date: 04/28/2005
Issuer: 151290889	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

A1	RECEIVE CONSOLIDATED FINANCIAL STATEMENTS	Management	For	For
A2	MISCELLANEOUS SHAREHOLDER EQUITY - GLOBAL	Management	For	For
A3	APPROVE ALLOTMENT OF EQUITY SECURITIES	Management	For	For
A4	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
A5	APPOINT AUDITORS	Management	For	For
A6	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
S1	APPROVE REVERSE STOCK SPLIT	Management	For	For
S2	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For

PACIFIC BASIN SHIPPING LTD			AGM Meeting Date: 04/29/2005
Issuer: G68437139	ISIN: BMG684371393
SEDOL: B01RQM3, B01WV34, B03NP88

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

1.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
2.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
3.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
4.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
5.	MANAGEMENT PROPOSAL	Management	Against	*Management Position Unknown
6.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
7.	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
S.8	MANAGEMENT PROPOSAL	Management	Against	*Management Position Unknown

EXXON MOBIL CORPORATION		XOM	Annual Meeting Date: 05/25/2005
Issuer: 30231G102	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

01	ELECTION OF DIRECTORS	Management	For
	M.J. BOSKIN	Management	For	For
	W.W. GEORGE	Management	For	For
	J.R. HOUGHTON	Management	For	For
	W.R. HOWELL	Management	For	For
	R.C. KING	Management	For	For
	P.E. LIPPINCOTT	Management	For	For
	H.A. MCKINNELL, JR.	Management	For	For
	M.C. NELSON	Management	For	For
	L.R. RAYMOND	Management	For	For
	W.V. SHIPLEY	Management	For	For
	R.W. TILLERSON	Management	For	For
02	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	Management	For	For
03	S/H - REPORT ON CHARITABLE CONRIBUTIONS	Shareholder	Against	For
04	S/H PROPOSAL - CORPORATE GOVERNANCE	Shareholder	Against	For
05	MISCELLANEOUS SHAREHOLDER PROPOSAL	Shareholder	Against	For
06	MISCELLANEOUS SHAREHOLDER PROPOSAL	Shareholder	Against	For
07	S/H PROPOSAL - CORPORATE GOVERNANCE	Shareholder	Against	For
08	MISCELLANEOUS SHAREHOLDER PROPOSAL	Shareholder	Against	For
09	S/H PROPOSAL - ENVIRONMENTAL	Shareholder	Against	For
10	MISCELLANEOUS SHAREHOLDER PROPOSAL	Shareholder	Against	For

PACIFIC BASIN SHIPPING LTD			SGM Meeting Date: 06/08/2005
Issuer: G68437139	ISIN: BMG684371393
SEDOL: B01RQM3, B01WV34, B03NP88

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

1.	MANAGEMENT PROPOSAL	Management	Against	*Management Position Unknown

BHP BILLITON LTD			EGM Meeting Date: 06/13/2005
Issuer: Q1498M100	ISIN: AU000000BHP4
SEDOL: 0144403, 0144414, 5709506, 6144690, 6144764, 6146760, B02KCV2

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

S.1	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown
S.2	MANAGEMENT PROPOSAL	Management	For	*Management Position Unknown

ROYAL DUTCH PETROLEUM COMPANY		RD	Annual Meeting Date: 06/28/2005
Issuer: 780257804	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management

02	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
03B	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
04A	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	Against	Against
4B	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	Against	Against
05	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
06	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
07	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
9B	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
10	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	Against	Against
11A	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
11B	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
11C	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
11D	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
12	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
13	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
14	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For
15	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS GLOBAL BOND FUND, INC.
(Registrant)

By: /s/Kristen A. Richards --------------------------------------------------------------
Kristen A. Richards, Vice President and Secretary

Date: August 31, 2005

By: /s/Henry J. Herrmann ----------------------------------------------------------------
Henry J. Herrmann, President and Principal Executive Officer

Date: August 31, 2005